Taxation - Reconciliation (Details) - USD ($) $ in Millions				12 Months Ended
	Apr. 01, 2023	Jan. 01, 2022	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Reported tax rate (as a percentage)				143.00%
Cash tax paid				$ 1,743
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised				$ 5,597	$ 2,270	$ 1,779
Tax rate (as a percentage)	25.00%			19.00%
Tax charge effect					5
Tax credit related to statute of limitations					65
Profit before tax				$ (265)	3,916	1,548
Notional taxation charge at UK corporation tax rate of 19%				(50)	744	294
Differences in effective overseas tax rates				1	(49)	(49)
Deferred tax charge relating to change in tax rates1				54	138	39
Unrecognised deferred tax asset				32	3	(16)
Items not deductible for tax purposes				208	36	92
Items not chargeable for tax purposes				(163)	(4)	(13)
Other items				(299)	(65)	21
Adjustments in respect of prior periods				(163)	(31)	(47)
Total tax (credit)/charge for the year				(380)	772	321
Recognition of previously unrecognised net deferred tax assets					$ 22	27
De-recognition of previously recognised deferred tax assets				15
Temporary differences for which there is a corresponding deductible temporary difference [Member]
Taxation
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised				$ 3,095
UK
Taxation
Reported tax rate (as a percentage)					19.00%
Tax rate (as a percentage)	25.00%			19.00%
Tax rate that was not enacted					17.00%
Tax credit				$ 18
Deferred tax charge relating to change in tax rates1				12
Countries other than the UK and the Netherlands
Taxation
Deferred tax charge relating to change in tax rates1				$ 3
The Netherlands and Sweden
Taxation
Tax credit						27
DUTCH
Taxation
Reported tax rate (as a percentage)					25.00%
Tax rate (as a percentage)		25.80%		25.00%	22.55%
Tax rate that was not enacted					21.70%
Tax charge					$ 151	66
Deferred tax charge relating to change in tax rates1				$ 39
SWEDEN
Taxation
Tax rate (as a percentage)					20.50%
Forecast | DUTCH
Taxation
Tax rate (as a percentage)					25.00%
Forecast | SWEDEN
Taxation
Tax rate (as a percentage)			21.70%
Collaboration and Divestment Activity
Taxation
Other items						(309)
Expiry of relevant statute of limitations
Taxation
Tax credit						218
Internal transfers of intellectual property
Taxation
Other items						$ 70